Goodwill (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Goodwill
Goodwill	$ 2,194,324	$ 2,649,281	$ 2,649,307
Bigo
Goodwill
Carrying value of reporting unit	3.00%	3.00%	4.00%
Fair value in excess of goodwill carrying amount		$ 0	$ 14,830
Goodwill	$ 1,854,221	$ 1,854,221	$ 1,854,221
Shopline
Goodwill
Carrying value of reporting unit		1.00%
Fair value in excess of goodwill carrying amount	370,010
Goodwill	340,103
The other
Goodwill
Fair value in excess of goodwill carrying amount	$ 84,925